STOCK OPTIONS AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
STOCK OPTIONS AND CONTRIBUTED SURPLUS
13.	STOCK OPTIONS AND CONTRIBUTED SURPLUS

Stock Options

On June 27, 2025, shareholders of the Company approved the amendment to the Company’s fixed 20% omnibus equity incentive plan (the “Omnibus Plan”). The Omnibus Plan provides flexibility to the Company to grant different forms of equity based incentive awards to directors, officers, employees and consultants. The Omnibus plan provides the Company with the choice of granting stock options (“Options”), share units (“Share Units”) and deferred share units (“DSUs”). The Omnibus Plan provides that the maximum number of common shares issuable pursuant to awards granted under the Omnibus Plan and pursuant to other previously granted awards is limited to 16,696,252 (the “Number Reserved”). Any subsequent increase in the Number Reserved must be approved by shareholders of the Company and cannot, at the time of the increase, exceed 20% of the number of issued and outstanding shares. Awards vest in accordance with the policies determined by the Board of Directors from time to time consistent with the provisions of the Omnibus Plan which grants discretion to the Board of Directors.

Stock option transactions and the number of stock options outstanding were as follows:

	Number of Options	Historical Weighted Average Exercise Price
Balance, January 1, 2023	6,741,825	$4.10
Expired/cancelled	(182,750)	4.66
Exercised	(268,356)	2.49
Granted	1,002,170	4.11
Balance, December 31, 2023	7,292,889	3.92
Expired/cancelled	(184,996)	5.33
Exercised	(597,151)	1.28
Granted	3,051,482	2.12
Modified options (1)	(7,153,358)	3.92
Repriced options (1)	7,153,358	1.29
Balance, December 31, 2024	9,562,224	1.47
Expired/cancelled	(345,091)	2.38
Exercised	(3,944,589)	1.43
Granted	555,000	5.13
Balance, December 31, 2025	5,827,544	$1.93

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

13.	STOCK OPTIONS AND CONTRIBUTED SURPLUS (Continued)

(1)	During the year ended December 31, 2025, the Company amended 7,153,358 stock options granted to directors, officers, employees and consultants. The amended stock options were initially granted at prices ranging from CA$2.60 to CA$11.90. The amended stock options were repriced to CA$1.75.

During the year ended December 31, 2025, the Company recorded stock-based compensation of $6,107,052 (2024 - $5,469,369, 2023 - $4,201,444).

The stock options granted and re-priced were valued using the Black-Scholes option pricing model using the following assumptions:

	2025	Re-priced stock options 2024	2024	2023
Weighted average exercise price	$5.13	$1.29	$2.12	$4.11
Weighted average risk-free interest rate	3.02%	3.47%	2.99% - 3.55%	2.88% - 3.48%
Weighted average dividend yield	0%	0%	0%	0%
Weighted average volatility	87.12%	83.70%	85.75% - 86.97%	82.17% - 82.45%
Weighted average estimated life	10 years	6.4 years	10 years	10 years
Weighted average share price	$5.13	$1.29	$2.12	$4.11
Share price on the various grant dates	$3.83 - $6.60	$1.29	$1.79 - $5.20	$4.05 - $4.63
Weighted average fair value	$3.83	$0.96	$2.01	$3.42

The underlying expected volatility was determined by reference to the Company’s historical share price movements, its dividend policy and dividend yield and past experience relating to the expected life of granted stock options.

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2025 are as follows:

Options Outstanding			Options Exercisable
Exercise Range	Number Outstanding	Historical Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number Exercisable	Historical Weighted Average Exercise Price
$1.27 - $3.00	4,753,721	$1.42	7.06	3,012,788	$1.38
$3.01 - $5.00	1,005,000	$3.99	8.99	175,000	$3.72
$5.01 - $6.60	68,823	$6.22	9.59	31,323	$5.76
	5,827,544	$1.93	7.42	3,219,111	$1.55

Restricted Share Units (RSUs)

During the year ended December 31, 2025, the Company granted 3,183,038 RSUs to directors, officers and employees under the the Company’s Omnibus Plan. The RSUs were granted at a weighted average fair value of $5.45 per unit. 93,540 RSUs will vest fully one year from the grant date and 3,089,498 will vest 33% yearly over three years.

Details of the RSU grants are as follows:

	Grant Price ($)	Number
June 27, 2025	5.19	72,340
July 4, 2025	5.53	21,200
August 7, 2025	5.42	3,005,009
November 3, 2025	6.60	84,489
		3,183,038

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

13.	STOCK OPTIONS AND CONTRIBUTED SURPLUS (Continued)

The RSUs are equity-settled and are accounted for in accordance with IFRS 2 – Share-based Payment. The fair value of the RSUs is recognized as compensation expense over the respective vesting periods on a straight-line basis.

For the year ended December 31, 2025, the Company recognized $2,451,486 in stock-based compensation related to these RSUs, with a corresponding increase in contributed surplus. The remaining unrecognized compensation expense of $14,886,292 will be recognized over the remaining vesting periods.